Components of Finance Receivables (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Leases Disclosure [Line Items]
Total minimum lease payments receivable	¥ 204,326	¥ 215,925
Unguaranteed residual values	8,195	11,120
Executory costs	(2,275)	(2,063)
Unearned income	(24,955)	(27,891)
Financing Receivable, Gross , Total	185,291	197,091
Less allowance for doubtful receivables	(7,039)	(7,983)	(9,023)
Capital Leases, Net Investment in Direct Financing and Sales Type Leases, Total	178,252	189,108
Less current portion	(66,337)	(71,500)
Capital Leases, Lessor Balance Sheet, Net Investment in Direct Financing and Sales Type Leases, Noncurrent, Total	¥ 111,915	¥ 117,608